Loans and Allowance for Credit Losses (Schedule of Components of Investment in Direct Financing Leases) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Financing Leases, Net Investment in Direct Financing Leases
Minimum lease payments receivable	¥ 638,287	¥ 744,027
Estimated residual values of leased property	26,713	33,339
Less-unearned income	(59,333)	(61,398)
Net investment in direct financing leases	¥ 605,667	¥ 715,968